Note 2 - Summary of Significant Accounting Policies: Going Concern (Policies)	12 Months Ended
Aug. 31, 2013
Policies
Going Concern

GOING CONCERN

The Company sustained operating losses and accumulated deficit of $63,774 as of August 31, 2013. The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and/or obtain additional financing, as may be required.